Acquisition of Businesses - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Feb. 12, 2019	Dec. 31, 2018
Comprising:
Cash paid on acquisition, including working capital settlement	$ 299		$ 22
Six Senses Hotels Resorts Spas [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Brands		$ 189
Management agreements		45
Non-current assets		8
Right-of-use assets		19
Trade and other receivables		12
Cash and cash equivalents		7
Other current assets		1
Trade and other payables		(14)
Lease liabilities		(19)
Other liabilities		(2)
Net identifiable assets acquired		246
Goodwill		58
Total purchase consideration		304
Comprising:
Cash paid on acquisition, including working capital settlement		299
Contingent purchase consideration		5
Total purchase consideration		$ 304